UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment     [_]  Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Offshore Fund, Ltd.
Address:   c/o Goldman Sachs (Cayman) Trust, Limited
           Gardenia Court
           45 Market Street
           P.O. Box 896
           Camana Bay
           Grand Cayman KY1-1103
           Cayman Islands

Form 13F File Number:     028-10547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:     Terence M. Hogan
Title:    Director
Phone:    (203) 222-4000


Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut    November 14, 2011
--------------------     ----------------------    ------------------
     [Signature]              [City, State]               [Date]

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number             Name

028-10375                        Addison Clark Management, L.L.C.
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